Equity and Redeemable Non-controlling Interest - Schedule of Common Stock Outstanding shares (Details) (Parenthetical) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity [Abstract]
Annual compensation paid to the independent directors	$ 0.3	$ 0.1	$ 0.1
Grant amortized period	1 year	1 year	1 year